Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash, uninsured amount	$ 100,464	$ 178,485
Cash, FDIC insured amount	$ 100,464	$ 178,485